CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss) before non-controlling interests		$ (6,340)	$ (5,200)	$ 1,547
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		8,965	8,283	10,472
Share-based compensation		3,775	3,700	$ 4,489
Changes in fair value of investment in affiliated company	[1]	$ 330	$ 4,590
Impairment of investment in affiliated companies	[2]			$ 1,000
Impairment of intangible assets and goodwill		$ 7,132	$ 2,890	323
Gain from loss of control	[3]			(7,273)
Decrease in accrued interest, amortization of premium and accretion of discount and gain from sale of marketable securities		$ 1,770	$ 757	1,074
Change in fair value of contingent consideration, net		(4,105)	(3,012)	1,146
Deferred income taxes, net		957	(976)	(3,386)
Decrease (increase) in trade receivables, net		1,613	(2,817)	(9,366)
Decrease (increase) in other accounts receivable and prepaid expenses		(5,222)	183	737
Increase in inventories		(14,370)	(3,503)	(10,860)
Increase in trade payables		921	3,994	2,236
Increase in deferred revenues		(1,725)	1,910	833
Increase (decrease) in warranty accruals		657	675	(37)
Increase (decrease) in other accounts payable and accrued expenses		2,713	4,543	(15,142)
Other, net		101	96	255
Net cash provided by (used in) operating activities		(2,828)	16,113	(21,952)
Cash flows from investing activities:
Proceeds from investment in short-term deposits, net		6,057	11,099	4,081
Purchase of available-for-sale marketable securities		(23,753)	(30,945)	(58,745)
Proceeds from sale of available-for-sale marketable securities		5,447	6,844	6,844
Redemption of available-for-sale marketable securities		33,368	30,967	45,340
Purchase of property and equipment and intangible assets		$ (4,870)	(2,751)	$ (3,661)
Net cash paid in acquisition of subsidiaries (a)			$ (11,016)
Deconsolidation of subsidiary (b)				$ (320)
Other		$ (25)	$ (9)	(366)
Net cash provided by (used in) investing activities		$ 16,224	$ 4,189	(6,827)
Cash flows from financing activities:
Acquisition of subsidiary shares held by non-controlling shareholders				$ (5,156)
Repurchase of treasury shares		$ (15,590)	$ (485)
Exercise of stock options and RSU's		2,125	1,525	$ 7,232
Net cash provided by (used in) financing activities		(13,465)	1,040	2,076
Translation adjustments on cash and cash equivalents		(790)	(1,736)	(2,073)
Increase (decrease) in cash and cash equivalents		(859)	19,606	(28,776)
Cash and cash equivalents at the beginning of the year		57,189	37,583	66,359
Cash and cash equivalents at the end of the year		56,330	57,189	37,583
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes, net		1,656	3,278	5,515
Supplemental disclosure of non-cash financing and investing activities:
Reclassification of inventory to property and equipment		$ 676	$ 544	1,049
Investment in affiliated company				$ 24,720
(a) Net cash paid in acquisition of subsidiaries:
Consideration: Cash			$ 10,969
Total consideration			$ 10,969
Identifiable assets acquired and liabilities assumed:
Cash acquired
Short term bank credit			$ (47)
Current assets			1,944
Non-current assets			34
Intangible assets			7,180
Goodwill			5,437
Deferred tax liabilities			(1,916)
Contingent consideration			(100)
Liabilities assumed			(1,563)
Total identifiable assets acquired and liabilities assumed:			10,969
Net cash paid in acquisitions			$ 11,016
(b) Deconsolidation of subsidiary:
Consideration: Investment in Iluminage Beauty at fair value				$ 24,720
Total consideration				24,720
Subsidiary's assets and liabilities at the date of deconsolidation:
Current assets				(17,150)
Non-current assets				(968)
Intangible assets, net				(1,642)
Goodwill				(4,678)
Current liabilities				5,889
Non- current liabilities				578
Non-controlling interests				844
Gain from loss of control	[3]			(7,273)
Subsidiary's assets and liabilities, net				(24,400)
Proceeds From Divestiture Of Interest In Subsidiaries And Affiliates				$ (320)

[1]	During 2014 and 2015, the Company recorded a loss in the amount of $4,590 and $330 respectively, due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.
[2]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.
[3]	On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represented the fair value of Iluminage Beauty 's common stock held by the Company on the deconsolidation date and recorded a gain on deconsolidation of $7,273.